Impairment of Other Asset	12 Months Ended
Dec. 31, 2014
Asset Impairment Charges [Abstract]
Impairment of Other Asset
Impairment of Other Asset

During 2012, the Company recorded an impairment charge of $1.9 million related to an asset held by the Bank supporting sales activities in its insurance agency subsidiary.  The Company contributed surplus notes to an insurance company specializing in professional liability for long-term care facilities.  The financing provided by the surplus notes enabled the insurance company to develop a specialty insurance sales line for our Company that had generated $3.9 million in commission revenue from 2004 to September 30, 2012 at the time of the write-off.  Due to underwriting losses of this insurance company the value of the surplus notes contributed to this venture was deemed fully impaired.  The Company’s insurance agency subsidiary represents numerous insurance outlets and the Company expects to maintain the commission revenue it had developed in this specialty insurance sales line.